Share Based Payment - Schedule of Fair Value of the Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility	102.22%		100.54%
Exercise price (in Dollars per share)	$ 0.93		$ 1.82
Share price (in Dollars per share)	$ 0.93		$ 1.82
Risk-free interest rate	4.38%		3.64%
Dividend yield	0.00%		0.00%
Expected life (years)	10 years		10 years
Employees and Directors [Member]
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility		93.72%
Discount for lack of marketability	23.65%
Exercise price (in Dollars per share)	$ 0.93	$ 1.27
Share price (in Dollars per share)		$ 1.27
Risk-free interest rate	4.38%	4.61%
Dividend yield	0.00%	0.00%	0.00%
Employees and Directors [Member] | Minimum [Member]
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility	92.06%		91.80%
Exercise price (in Dollars per share)			$ 0.96
Share price (in Dollars per share)	$ 0.93		$ 0.96
Risk-free interest rate			3.24%
Expected life (years)	2 years	2 years	2 years
Employees and Directors [Member] | Maximum [Member]
Schedule of Fair Value of the Options Granted [Line Items]
Expected volatility	96.40%		93.51%
Exercise price (in Dollars per share)			$ 1.99
Share price (in Dollars per share)	$ 1.22		$ 1.99
Risk-free interest rate			4.35%
Expected life (years)	2 years 9 months 18 days	2 years 9 months 18 days	2 years 9 months 18 days